Shares	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shares
Shares
a) Common shares
Authorized:
Unlimited number of voting common shares
Unlimited number of non-voting common shares
Issued and outstanding:

	Voting common shares	Treasury shares	Common shares outstanding, net of treasury shares
Issued and outstanding at December 31, 2012	36,251,006	—	36,251,006
Issued upon exercise of stock options	295,230	—	295,230
Retired through Share Purchase Program (note 17(c))	(1,800,000)	—	(1,800,000)
Issued and outstanding at December 31, 2013	34,746,236	—	34,746,236
Issued upon exercise of stock options	385,880	—	385,880
Issued upon exercise of senior executive stock options	291,800	—	291,800
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 23(d(ii)), 23(e) and 23(f(ii)))	—	(589,892)	(589,892)
Retired through Share Purchase Program (note 17(c))	(500,000)	—	(500,000)
Issued and outstanding at December 31, 2014	34,923,916	(589,892)	34,334,024

On June 12, 2014, the Company entered into a trust fund agreement whereby the trustee will purchase and hold common shares, classified as treasury shares on our consolidated balance sheet, until such time that units issued under certain stock-based compensation plans are to be settled (note 23(d(ii)), 23(e) and 23(f(ii))).
b) Net (loss) income per share

Year ended December 31,	2014	2013
Net loss from continuing operations	$(697)	$(18,047)
Net (loss) income from discontinued operations	(472)	87,231
Net (loss) income	$(1,169)	$69,184

Weighted average number of common shares	35,014,418	36,269,996

Basic per share information
Net loss from continuing operations	$(0.02)	$(0.50)
Net (loss) income from discontinued operations	(0.01)	2.41
Net (loss) income	$(0.03)	$1.91

Dilutive effect of stock options and treasury shares	—	342,957
Weighted average number of diluted common shares	35,014,418	36,612,953

Diluted per share information
Net loss from continuing operations	$(0.02)	$(0.50)
Net (loss) income from discontinued operations	(0.01)	2.39
Net income	$(0.03)	$1.89

For the year ended December 31, 2014, there were 1,765,920 stock options which were anti-dilutive (December 31, 2013 – 863,414) and therefore were not considered in computing diluted earnings per share.
c) Share purchase program
Effective December 18, 2014, the Company commenced a normal course issuer bid for up to 1,771,195 voting common shares, in the United States primarily through the facilities of the New York Stock Exchange ("NYSE"). Such voting common shares represented approximately 5% of the issued and outstanding voting common shares as of December 10, 2014. As of December 31, 2014, 500,000 voting common shares had been retired, resulting in a reduction of $4,238 to common shares and an increase to additional paid-in capital of $2,297.
During the year ended December 31, 2013, the Company purchased and subsequently cancelled 1,800,000 voting common shares, in the normal course, in the United States primarily through the facilities of the NYSE. Such voting common shares represented 5% of the issued and outstanding voting common shares. This transaction resulted in a $16,133 reduction to common shares and a $4,393 increase to additional paid-in capital.
d) Dividends
On February 19, 2014, the Board of Directors approved the implementation of a new dividend policy (the "Dividend Policy") as part of the Company's long term strategy to maximize shareholders' value and to broaden the shareholder base. Pursuant to the Dividend Policy, the Company intends to pay an annual aggregate dividend of eight Canadian cents ($0.08) per common share, payable on a quarterly basis.
The Company paid regular quarterly cash dividends of $0.02 per share on common shares during the year ended December 31, 2014 on each of the following dates: April 21, 2014; July 21, 2014; and October 21, 2014. At December 31, 2014, an amount of $697 was included in accrued liabilities related to the fourth quarter dividend. This amount was subsequently paid to shareholders on January 23, 2015.